UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04451

Legg Mason Capital Management Special Investment Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

FORM N-Q

JANUARY 31, 2011

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Schedule of Investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 8.6%
Diversified Consumer Services - 1.8%
Career Education Corp.	1,022,700	$22,949,388	*

Household Durables - 2.2%
Lennar Corp., Class A Shares	1,500,000	29,040,000

Internet & Catalog Retail - 1.6%
Expedia Inc.	800,000	20,128,000

Multiline Retail - 1.0%
Big Lots Inc.	400,000	12,716,000	*

Specialty Retail - 0.5%
Best Buy Co. Inc.	200,000	6,800,000

Textiles, Apparel & Luxury Goods - 1.5%
Pandora A/S	295,000	18,881,581	*(a)

TOTAL CONSUMER DISCRETIONARY		110,514,969

CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 1.9%
Safeway Inc.	1,200,000	24,828,000

Food Products - 1.3%
Dean Foods Co.	1,600,000	16,240,000	*

Household Products - 2.4%
Energizer Holdings Inc.	425,000	30,914,500	*

TOTAL CONSUMER STAPLES		71,982,500

ENERGY - 8.2%
Energy Equipment & Services - 1.7%
Exterran Holdings Inc.	850,000	21,088,500	*

Oil, Gas & Consumable Fuels - 6.5%
CONSOL Energy Inc.	700,000	34,790,000
Penn West Petroleum Ltd.	351,400	9,659,985
Petrohawk Energy Corp.	900,000	18,045,000	*
QEP Resources Inc.	525,000	21,336,000

Total Oil, Gas & Consumable Fuels		83,830,985

TOTAL ENERGY		104,919,485

FINANCIALS - 25.1%
Capital Markets - 4.0%
Fortress Investment Group LLC, Class A Shares	5,300,000	28,885,000	*
Penson Worldwide Inc.	1,272,000	6,054,720	*
Solar Capital	716,793	16,172,642	(a)(b)

Total Capital Markets		51,112,362

Commercial Banks - 7.3%
First Interstate BancSystem Inc., Class A Shares	950,000	12,340,500	(c)
First Southern Bancorp Inc., Class B Shares, Series C Cnv Pfd	263,250	5,554,575	*(a)(b)
KeyCorp	2,700,000	24,030,000
PrivateBancorp Inc.	1,200,000	18,444,000
Synovus Financial Corp.	12,700,000	33,528,000

Total Commercial Banks		93,897,075

Diversified Financial Services - 3.6%
KKR Financial Holdings LLC	4,750,000	45,885,000

Insurance - 9.2%
Allied World Assurance Co. Holdings Ltd.	425,000	25,640,250
Assured Guaranty Ltd.	2,550,000	36,873,000
Genworth Financial Inc., Class A Shares	2,625,000	35,621,250	*
Syncora Holdings Ltd.	4,202,041	1,764,857	(c)
XL Group PLC	800,000	18,336,000

Total Insurance		118,235,357

Real Estate Investment Trusts (REITs) - 1.0%
Pennymac Mortgage Investment Trust	700,000	12,971,000

TOTAL FINANCIALS		322,100,794

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
HEALTH CARE - 15.4%
Biotechnology - 3.1%
Alkermes Inc.	1,750,000	$22,592,500	*
Human Genome Sciences Inc.	700,000	16,982,000	*

Total Biotechnology		39,574,500

Health Care Equipment & Supplies - 6.3%
Boston Scientific Corp.	5,300,000	36,994,000	*
Gen-Probe Inc.	375,000	23,583,750	*
Stryker Corp.	350,000	20,146,000

Total Health Care Equipment & Supplies		80,723,750

Health Care Providers & Services - 1.9%
WellPoint Inc.	400,000	24,848,000	*

Health Care Technology - 1.7%
MedAssets Inc.	1,075,000	21,102,250	*

Pharmaceuticals - 2.4%
Forest Laboratories Inc.	750,000	24,195,000	*
Nektar Therapeutics	600,000	6,726,000	*

Total Pharmaceuticals		30,921,000

TOTAL HEALTH CARE		197,169,500

INDUSTRIALS - 11.9%
Airlines - 4.0%
United Continental Holdings Inc.	2,000,000	50,800,000	*

Building Products - 2.8%
Masco Corp.	1,600,000	21,312,000
Owens Corning Inc.	425,000	14,224,750	*

Total Building Products		35,536,750

Commercial Services & Supplies - 1.5%
Copart Inc.	500,000	19,625,000	*

Electrical Equipment - 1.6%
Babcock & Wilcox Co.	700,000	20,475,000	*

Road & Rail - 0.9%
Swift Transporation Co.	825,000	11,789,250	*

Trading Companies & Distributors - 1.1%
Aircastle Ltd.	1,350,000	14,337,000

TOTAL INDUSTRIALS		152,563,000

INFORMATION TECHNOLOGY - 16.9%
Internet Software & Services - 4.2%
eBay Inc.	1,000,000	30,360,000	*
Rackspace Hosting Inc.	600,000	20,106,000	*
Youku.com Inc., ADR	100,000	2,963,000	*

Total Internet Software & Services		53,429,000

IT Services - 2.0%
Paychex Inc.	800,000	25,600,000

Semiconductors & Semiconductor Equipment - 7.1%
Integrated Device Technology Inc.	5,000,000	31,900,000	*
Micron Technology Inc.	3,100,000	32,674,000	*
PMC-Sierra Inc.	3,400,000	26,588,000	*

Total Semiconductors & Semiconductor Equipment		91,162,000

Software - 3.6%
Adobe Systems Inc.	300,000	9,915,000	*
MICROS Systems Inc.	400,000	18,296,000	*
Red Hat Inc.	450,000	18,594,000	*

Total Software		46,805,000

TOTAL INFORMATION TECHNOLOGY		216,996,000

MATERIALS - 1.7%
Chemicals - 1.7%
Nalco Holding Co.	700,000	21,322,000

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
NII Holdings Inc.	500,000	$20,990,000	*
Sprint Nextel Corp.	2,500,000	11,300,000	*

TOTAL TELECOMMUNICATION SERVICES		32,290,000

UTILITIES - 2.1%
Independent Power Producers & Energy Traders - 2.1%
Calpine Corp.	1,900,000	27,113,000	*

TOTAL COMMON STOCKS (Cost - $929,829,550)		1,256,971,248

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
First Southern Bancorp Inc.	450	450,000	(a)(b)

HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.4%
Super Dimension Ltd., Series D-1	256,650	2,656,328	(a)(b)(c)(d)
Super Dimension Ltd., Series D-2	209,986	2,173,355	(a)(b)(c)(d)

Total Health Care Equipment & Supplies		4,829,683

Pharmaceuticals - 0.4%
BG Medicine Inc., Series D, Cnv Pfd	1,538,462	5,846,156	(a)(b)(c)(d)

TOTAL HEALTH CARE		10,675,839

TOTAL PREFERRED STOCKS (Cost - $20,450,012)		11,125,839

	RATE		FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
BG Medicine Inc. (Cost - $750,000)	12.000%		$750,000	750,000	*(a)(b)(c)(d)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
BG Medicine Inc. (Cost - $0)		1/1/49	86,538	0	*(a)(b)(c)(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $951,029,562)				1,268,847,087

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Bank of America repurchase agreement dated 1/31/11; Proceeds at maturity - $5,574,444; (Fully collateralized by U.S. government agency obligations, 0.000% due 7/27/11; Market value - $5,688,595)	0.150%	2/1/11	$5,574,421	5,574,421
Goldman Sachs & Co. repurchase agreement dated 1/31/11; Proceeds at maturity - $5,574,451; (Fully collateralized by U.S. government agency obligations, 2.500% due 4/23/14; Market value - $5,700,062)	0.190%	2/1/11	5,574,422	5,574,422

TOTAL SHORT-TERM INVESTMENTS (Cost - $11,148,843)				11,148,843

TOTAL INVESTMENTS - 99.8% (Cost - $962,178,405#)				1,279,995,930

Other Assets in Excess of Liabilities - 0.2%				2,181,291

TOTAL NET ASSETS - 100.0%				$1,282,177,221

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(b)	Illiquid security.

(c)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2011, the total market value of Affiliated Companies was $25,531,196, and the cost was $45,251,588.

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2011

(d)	Restricted Security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Special Investment Trust, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$91,633,388	$18,881,581	—	$110,514,969
Financials	300,373,577	16,172,642	$5,554,575	322,100,794
Other common stocks	824,355,485	—	—	824,355,485
Preferred stocks	—	—	11,125,839	11,125,839
Convertible bonds & notes	—	—	750,000	750,000
Warrants	—	—	0	0

Total long-term investments	$1,216,362,450	$35,054,223	$17,430,414	$1,268,847,087

Short-term investments†	—	11,148,843	—	11,148,843

Total investments	$1,216,362,450	$46,203,066	$17,430,414	$1,279,995,930

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED STOCKS	CONVERTIBLE BONDS & NOTES	WARRANTS	TOTAL
Balance as of October 31, 2010	$5,554,575	$13,356,609	$500,000	$0	$19,411,184
Accrued premiums/discounts	—	—	—	—	—
Realized gain(loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)[1]		(2,230,770)	—	—	(2,230,770)
Net purchases (sales)	—	—	250,000	—	250,000
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of January 31, 2011	$5,554,575	$11,125,839	$750,000	$0	$17,430,414

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2011[1]	—	$(2,230,770)	—	—	$(2,230,770)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$354,704,457
Gross unrealized depreciation	(36,886,932)

Net unrealized appreciation	$317,817,525

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Directors.

Security	Number of Units/ Shares/ Interest	Acquisition Date(s)		Cost	Fair Value at 1/31/11	Value per Unit/ Share	Percent of Net Assets	Distributions Received	Open Commitments
BG Medicine Inc., Series D	1,538,462	07/08		$10,000,003	$5,846,156	$3.80	0.46%	—	—
BG Medicine Inc., Convertible Demand Note	750,000	—	[a]	750,000	750,000	$100.00	0.06%	—	—
BG Medicine Inc., Warrants	86,538	—	[a]	0	0	—	0.00%	—	—
Super Dimension Ltd., Series D-1	256,650	10/08		5,500,010	2,656,328	$10.35	0.21%	—	—
Super Dimension Ltd., Series D-2	209,986	10/08		4,500,000	2,173,355	$10.35	0.17%	—	—

				$20,750,013	$11,425,839		0.90%	—	—

[a]	Acquisition dates were 3/10, 9/10 and 11/10.

Notes to Schedule of Investments (unaudited) (continued)

5. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2011:

	Affiliate Value at	Purchased		Sold		Dividend	Affiliate Value at	Realized
	10/31/10	Cost	Shares/Par	Cost	Shares/Par	Income	1/31/11	Gain/(Loss)
BG Medicine Inc., Series D	$8,076,926	—	—	—	—	—	$5,846,156	—
BG Medicine Inc., Convertible Demand Note	500,000	$250,000	250,000	—	—	—	750,000	—
BG Medicine Inc., Warrants	0	—	28,846	—	—	—	0	—
First Interstate BancSystem Inc., Class A Shares	12,312,000	—	—	—	—	$106,875	12,340,500	—
Super Dimension Ltd., Series D-1	2,656,328	—	—	—	—	—	2,656,328	—
Super Dimension Ltd., Series D-2	2,173,355	—	—	—	—	—	2,173,355	—
Syncora Holdings Ltd.	710,145	—	—	—	—	—	1,764,857	—

	$26,428,754	$250,000		—		$106,875	$25,531,196	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Special Investment Trust, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Date: March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
President and Chief Executive Officer

Date: March 22, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: March 22, 2011